UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska                         68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska                         68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/09

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2009

A series of the Northern Lights Variable Trust

Dent Strategic Portfolio

Manager’s Letter to Shareholders

December 31, 2009

The year of 2009 is over, ending a volatile run from fear-induced lows to hopes-of-recovery highs!  The momentum strategy we employ has served us well by keeping us out of harm’s way when the markets fell off dramatically back in February and March, and then getting us invested as the markets moved higher.  Back in the dark days of the winter of 2009 our portfolio was 100% cash, side-stepping the gut-wrenching drops that seemed to be happening daily.  After the markets regained their footing in mid-March, we stepped back into the markets at the beginning of the 2nd quarter.

The fast-paced gains we enjoyed by investing in foreign markets early in the year began slowing down toward the end of 2009.  This change in trend took a couple of months to confirm, which means that those foreign investments held our portfolio back during the fourth quarter of 2009.  At the same time, another trend was emerging, which was leadership in the US markets.  The major US indices finished the year near their highs for the year, and had all posted solid profits for the fourth quarter.  These two changes in trend taken together led to the Dent Strategic Portfolio to trail the major US indices for the year.

However this is only part of the story.  Our fundamental belief at HS Dent is that the economic outlook is very bleak right now.  We are not subscribers to the green shoots theory.  With housing still in shambles, bank balance sheets still a mess, and unemployment exceptionally high, we are very cautious on the future.  This means that we remain committed to turning defensive as our models flash warning signs.  So while there will be times when we underperform a market that is moving up very quickly, our goal, and so far our track record, is to be able to get out of the way of what could be substantial losses.

As of the last week of December 2009, we had rotated our portfolio to represent the US leadership, including US Technology, Large Cap, Mid Cap, and Small Cap.  There is a small representation of both commodities (coal) and Latin America (Chile), as well as an allocation to Consumer Services.  While we are fully invested today, as I mentioned above we remain very cautious in our outlook for tomorrow, and stand ready to reallocate to a more defensive position.

Rodney Johnson

Co-Manager

HS Dent Investment Management, LLC

The portfolio’s performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would be lower.   Investors should consider the investment objectives, risks, cha r ges and expenses of the Dent Strategic Portfolio carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before investing. A prospectus for this portfolio can be obtained by calling 402-493-4603 ..

Dent Strategic Portfolio
PORTFOLIO REVIEW
December 31, 2009 (Unaudited)

The Portfolio's performance figures* for the Year Ended December 31, 2009, as compared to its benchmark:

			Performance
		One Year	Since Inception**
Dent Strategic Portfolio		17.92%	-2.71%
S&P 500 Total Return		26.46%	-10.91%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.   For performance information current to the most recent month-end please call toll-free 1-402-493-4603.

** Inception date is May 1, 2008.

	Holdings by Asset Class	% of Net Assets
	Exchange Traded Funds	97.10%
	Other / Cash & Cash Equivalents	2.90%
		100.00%

Dent Strategic Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2009

	Shares		Value
		EXCHANGE TRADED FUNDS - 97.1%
		EQUITY FUNDS - 97.1%
	19,859	Consumer Discretionary Select Sector SPDR Fund	$ 591,202
	13,505	iShares Dow Jones Select Dividend Index Fund	593,005
	10,484	iShares Dow Jones US Technology Sector Index Fund	603,249
	11,049	iShares MSCI Chile Investable Market Index Fund	605,375
	12,154	iShares Russell 1000 Growth Index Fund	605,877
	8,914	iShares S&P MidCap 400/BARRA Value Index Fund	587,878
	16,360	Market Vectors - Coal ETF	590,923
	14,971	Rydex S&P Equal Weight ETF	591,804
	10,840	Vanguard Information Technology ETF	594,249
	9,843	Vanguard Mid-Cap ETF	590,088
		TOTAL EXCHANGE TRADED FUNDS (Cost $5,828,006)	5,953,650

		SHORT-TERM INVESTMENTS - 3.1%
	187,958	HighMark US Treasury Money Market, 0.02%**, 12/31/30
		(Cost $187,958)	187,958

		TOTAL INVESTMENTS - 100.2% (Cost $6,015,964) (a)	$ 6,141,608
		OTHER ASSETS & LIABILITIES - (0.2)%	(8,240)
		NET ASSETS - 100.0%	$ 6,133,368

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,015,964 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 171,992
		Unrealized depreciation:	(46,348)
		Net unrealized appreciation:	$ 125,644

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2009.

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

ASSETS
Investment securities:
At cost	$ 6,015,964
At value	$ 6,141,608
Dividends and interest receivable	2,415
Due from advisor	6,110
TOTAL ASSETS	6,150,133

LIABILITIES
Fees payable to other affiliates	998
Payable for Portfolio shares redeemed	128
Accrued expenses and other liabilities	15,639
TOTAL LIABILITIES	16,765
NET ASSETS	$ 6,133,368

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 5,918,657
Undistributed net investment income	16,258
Accumulated net realized gain from security transactions	72,809
Net unrealized appreciation of investments	125,644
NET ASSETS	$ 6,133,368

Shares of beneficial interest outstanding	642,621

Net asset value, offering and redemption price per share	$ 9.54
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009

INVESTMENT INCOME
Dividends	$ 119,659
Interest	529
TOTAL INVESTMENT INCOME	120,188

EXPENSES
Investment advisory fees	58,633
Administrative services fees	39,986
Accounting services fees	24,443
Transfer agent fees	16,352
Audit fees	13,974
Distribution (12b-1) fees	13,828
Custodian fees	11,025
Legal fees	10,259
Compliance officer fees	9,117
Trustees' fees and expenses	6,425
Printing and postage expenses	5,603
Insurance expense	615
Other expenses	815
TOTAL EXPENSES	211,075
Fees waived/expenses reimbursed by the Advisor	(107,584)
NET EXPENSES	103,491

NET INVESTMENT INCOME	16,697

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,052,377
Net change in unrealized appreciation (depreciation) of investments	125,644
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,178,021

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,194,718

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	December 31,	December 31,
	2009	2008 (a)
FROM OPERATIONS
Net investment income	$ 16,697	$ 6,948
Net realized gain (loss) from security transactions	1,052,377	(979,755)
Net change in unrealized appreciation (depreciation) on investments	125,644	-
Net increase (decrease) in net assets resulting from operations	1,194,718	(972,807)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,200)	-
Net decrease in net assets from distributions to shareholders	(7,200)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,992,010	9,054,193
Net asset value of shares issued in
reinvestment of distributions to shareholders	7,200	-
Payments for shares redeemed	(4,985,592)	(1,149,154)
Net increase (decrease) in net assets from shares of beneficial interest	(1,986,382)	7,905,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	(798,864)	6,932,232

NET ASSETS
Beginning of Period	6,932,232	-
End of Period*	$ 6,133,368	$ 6,932,232
* Includes undistributed net investment income of:	$ 16,258	$ 6,948

SHARE ACTIVITY
Shares Sold	350,839	991,182
Shares Reinvested	758	-
Shares Redeemed	(564,491)	(135,667)
Net increase (decrease) in shares of beneficial interest outstanding	(212,894)	855,515

(a) The Dent Strategic Portfolio commenced operations May 1, 2008.

See accompanying notes to financial statements.

Dent Strategic Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Year	For the Period
	Ended	Ended
	December 31,	December 31,
	2009	2008 (1)

Net asset value, beginning of period	$ 8.10	$ 10.00

Activity from investment operations:
Net investment income	0.03	0.01	(2)
Net realized and unrealized gain (loss) on investments	1.42	(1.91)
Total from investment operations	1.45	(1.90)
Less distributions from:
Net investment income	(0.01)	-
Total distributions	(0.01)	-

Net asset value, end of period	$ 9.54	$ 8.10

Total return	17.92%	(19.00)%	(4)

Net assets, end of period (000s)	$ 6,133	$ 6,932

Ratio of gross expenses to average net assets (5,7)	3.06%	6.19%	(3)
Ratio of net expenses to average net assets (5)	1.50%	1.50%	(3)
Ratio of net investment income to average net assets (5,6)	0.24%	0.23%	(3)
Portfolio Turnover Rate	733%	471%	(4)

(1) The Dent Strategic Portfolio commenced operations on May 1, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Annualized.
(4) Not annualized.
(5)	The ratios of expenses and net investment income to average net assets do not include the expenses of other investment companies in which the Portfolio invests.
(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

1.

ORGANIZATION

The Dent Strategic Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The principal investment strategy of the Portfolio is long term growth of capital, by identifying through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes that the Advisor believes will benefit from these trends.  The Portfolio commenced operations on May 1, 2008.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,953,650	$ -	$ -	$ 5,953,650
Short-Term Investments	-	187,958	-	187,958
Total	$ 5,953,650	$ 187,958	$ -	$ 6,141,608

                                  The Portfolio did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporation’s (“FDIC”) insurance limits.  The current limit per depositor is $100,000; however, between October 3, 2008 and December 31, 2013, the deposit insurance limit was temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Federal Income Tax – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008), or expected to be taken in the Portfolio’s 2009 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $45,175,046 and $40,399,417, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. HS Dent Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.50% per annum of the Portfolio’s average daily net assets.  During the year ended December 31, 2009, the Advisor waived/reimbursed fees totaling $107,584.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 1.50% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 1.50% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits.

The following amounts are subject to recapture by the Portfolio by the following dates:

	12/31/2011	12/31/2012	Total
Dent Strategic Portfolio	$ 142,849	$ 107,584	$ 250,433

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of up to 0.50% of its average daily net assets and is paid according to the Board’s instructions. The Board has authorized the Portfolio to pay 12b-1 fees to Security Benefit Life Insurance Co. (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.   The Portfolio discontinued its accrual of 12b-1 fees and made no further payments to the Distributor after payment of amounts accrued through May 29, 2009.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2009, the Portfolio incurred expenses of $9,117 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended December 31, 2009, GemCom collected amounts totaling $3,157 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2009, Security Benefit Life Insurance Company held 96.6% of the voting securities of the Portfolio and may be deemed to control the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Security Benefit Life Insurance Company are also owned beneficially.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions for the following periods was as follows:

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences due to grantor trust adjustments resulted in reclassification for the year ended December 31, 2009 as follows: a decrease in undistributed net investment income of $187 and an increase in accumulated net realized gain of $187.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on February 16, 2010, and has noted no such events.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dent Strategic Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Dent Strategic Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period May 1, 2008 (commencement of operations) through December 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dent Strategic Portfolio as of December 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period May 1, 2008 through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 16, 2010

Dent Strategic Portfolio

EXPENSE EXAMPLE

December 31, 2009 (Unaudited)

As a shareholder of the Dent Strategic Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Dent Strategic Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2009 through December 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Dent Strategic Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period 7/1/09 – 12/31/09 *
Actual	$1,000.00	$1,086.60	$7.87
Hypothetical (5% return before expenses)	$1,000.00	$1,017.66	$7.61

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Dent Strategic Portfolio

SUPPLEMENTAL INFORMATION

December 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Anthony J. Hertl (59) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust	48
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	48
Interested Trustees and Officers
Michael Miola** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	48

Dent Strategic Portfolio

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-402-493-4603.

Dent Strategic Portfolio

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2009 (Unaudited)

Approval of Advisory Agreement – Dent Strategic Portfolio

In connection with a regular Board meeting held on September 24, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between HS Dent Investment Management, LLC (“Dent” or the “Adviser”) and the Trust, on behalf of the Dent Strategic Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Dent’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed Dent’s financial statements and concluded that Dent is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that Dent had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Dent’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of Dent since inception as compared to its benchmark.  The Board concluded that Dent’s performance was acceptable.

Fees and Expenses.  The Board noted that Dent charges a 0.85% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio received from Dent, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by Dent in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that Dent’s level of profitability from its relationship to the Portfolio is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

HS Dent Investment Management LLC

15310 Amberly Drive, Suite 390

Tampa, FL 33647

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2009 - $14,000

FYE 2008 - $11,500

(b)

Audit-Related Fees

FYE 2009 – None

FYE 2008 – None

(c)

Tax Fees

FYE 2009 - $2,000

FYE 2008 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2009 – None

FYE 2008 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

3/09/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

3/09/10

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

3/09/10